INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 30,609	$ 24,658
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,214	11,769
Intangible assets with indefinite useful life	899	876
Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,806	11,261
Customer-related intangible assets [member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,500	0
Customer-related intangible assets [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 7,500	5,100
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	30 years
Customer-related intangible assets [member] | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,700	1,900
Customer-related intangible assets [member] | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,300	1,400
Customer-related intangible assets [member] | Top of range | Private Equity
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	23 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,900	3,200
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	15 years
Service concession arrangements [member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	31 years
Service concession arrangements [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,800	1,800
Service concession arrangements [member] | Brazilian regulated gas transmission business [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,600	2,900
Service concession arrangements [member] | Indian Toll Road [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,600	2,600
Service concession arrangements [member] | Chilean electricity transmission operations | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,400	270
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	30 years
Brand names [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,000	$ 423
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years